FAIR VALUE MEASUREMENT (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Carrying value	$ 4,417,254	$ 3,072,424
Impairment charges for property, plant and equipment	6,992	1,573	$ 3,665
Carrying value of long-term borrowings	606,577	134,300
Fair value of long-term debt	606,577	134,300
Carrying value of convertible notes	150,000	150,000
Mono-crystalline ingot furnaces
Carrying value			5,800
Assets fair value			2,100
Mono-crystalline ingot furnaces | General and administrative expenses
Impairment charges for property, plant and equipment			$ 3,700
Idle assets
Impairment charges for property, plant and equipment	$ 7,000	$ 1,600